Share Capital - Additional Information (Detail)			1 Months Ended		3 Months Ended
	Sep. 30, 2018 kr / shares shares	Feb. 26, 2018 shares	Sep. 30, 2018 kr / shares shares	Apr. 30, 2018	Jun. 30, 2018 shares	Feb. 25, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares issued	42,032,522		42,032,522
Share nominal value | kr / shares	kr 1		kr 1
Number of shares issued public offering		4,539,473
Number of shares outstanding	42,032,522	41,523,765	42,032,522		41,841,590	36,984,292
Warrants [member]
Disclosure of classes of share capital [line items]
Share nominal value | kr / shares	kr 1		kr 1
Aggregate number of warrants exercised	2,109,602		190,932	317,825	317,825